UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6041

                       Central Europe & Russia Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
INVESTMENTS IN RUSSIAN SECURITIES -- 44.1%
                  COMMON STOCKS -- 41.9%
                  DIVERSIFIED TELECOMMUNICATION
                    SERVICES -- 0.7%
         200,000  Rostelecom (ADR)++ ...........................   $  2,510,000
                                                                   ------------
                  FOOD PRODUCTS -- 0.6%
          50,000  Lebedyansky* .................................      2,280,000
                                                                   ------------
                  METALS & MINING -- 10.1%
         496,000  JSC MMC Norilsk Nickel (ADR) .................     34,224,000
         100,000  Mechel Steel Group OAO (ADR) .................      2,767,000
           3,500  Vyksa Metallurgical Plant* ...................      1,487,500
                                                                   ------------
                                                                     38,478,500
                                                                   ------------
                  MULTI-UTILITIES -- 3.9%
         468,000  Unified Energy System (GDR) ..................     14,718,600
                                                                   ------------
                  OIL, GAS & Consumable
                    FUELS -- 24.9%
         868,000  Lukoil (ADR) .................................     35,891,800
         240,000  OAO Gazprom (ADR) ............................      9,600,000
          76,000  Siberian Oil Company America
                    (ADR)++ ....................................      1,166,600
         850,000  Surgutneftegaz (ADR)++ .......................     34,714,000
         252,500  Tatneft (ADR) ................................     10,428,250
         330,000  Tyumen Oil Company* ..........................      1,636,800
         500,000  Ufimskij Npz* ................................        404,250
          52,000  Vostok Nafta Investment (SDR)* ...............      1,215,032
                                                                   ------------
                                                                     95,056,732
                                                                   ------------
                  WIRELESS TELECOMMUNICATION
                    SERVICES -- 1.7%
         140,000  Mobile Telesystems (GDR) .....................      4,961,600
          45,500  Vimpel Communications (ADR)* .................      1,734,460
                                                                   ------------
                                                                      6,696,060
                                                                   ------------
                  Total Common Stocks
                    (cost $107,139,779) ........................    159,739,892
                                                                   ------------
                  WARRANTS -- 2.2%
                  OIL, GAS & CONSUMABLE
                    FUELS -- 2.2%
           7,750  Transneft Warrants (expire 4/18/06)*
                    (Cost $6,771,010) ..........................      8,204,929
                                                                   ------------
                  Total Investments in Russian
                    Securities (cost $113,910,789) .............    167,944,821
                                                                   ------------



   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
INVESTMENTS IN POLISH
  COMMON STOCKS -- 18.4%
                  BUILDING PRODUCTS -- 0.8%
          85,095  Cersanit-Krasnystaw* .........................   $  3,068,115
                                                                   ------------
                  COMMERCIAL BANKS -- 3.9%
          81,746  Bank Pekao ...................................      3,717,840
         178,094  Bank Pekao (GDR) .............................      7,727,498
          38,000  Bank Pekao (GDR)+ ............................      1,648,820
          13,050  ING Bank Slaski ..............................      1,716,129
                                                                   ------------
                                                                     14,810,287
                                                                   ------------
                  CONSTRUCTION
                    & ENGINEERING -- 0.1%
         40,842   Budimex* .....................................        516,925
                                                                   ------------
                  CONSTRUCTION
                    MATERIALS -- 0.5%
         128,800  Opoczno* .....................................      1,953,909
                                                                   ------------
                  DIVERSIFIED FINANCIAL
                    SERVICES -- 0.7%
          14,539  Bank Prezemyslowo-Handlowy ...................      2,553,602
                                                                   ------------
                  DIVERSIFIED
                    TELECOMMUNICATION
                    SERVICES -- 3.9%
       1,670,207  Telekomunikacja Polska .......................     11,444,224
         490,000  Telekomunikacja Polska (GDR)+ ................      3,307,500
                                                                   ------------
                                                                     14,751,724
                                                                   ------------
                  INTERNET SOFTWARE
                    & SERVICES -- 0.3%
          32,154  Prokom Software ..............................      1,058,299
                                                                   ------------
                  MEDIA -- 0.1%
          39,000  Tvn* .........................................        589,300
                                                                   ------------
                  METAL & MINING -- 1.5%
         497,029  KGHM Polska Miedz ............................      5,562,037
                                                                   ------------
                  OIL, GAS & CONSUMABLE
                    FUELS -- 5.6%
         661,102  Polski Koncern Naftowy .......................     10,701,540
         180,000  Polski Koncern Naftowy (GDR)+ ................      5,819,400
         144,500  Polski Koncern Naftowy (GDR) .................      4,833,335
                                                                   ------------
                                                                     21,354,275
                                                                   ------------
                  REAL ESTATE -- 1.0%
         109,018  Echo Investment* .............................      3,783,875
                                                                   ------------
                  Total Investments in Polish
                    Common Stocks
                    (cost $26,736,198) .........................     70,002,348
                                                                   ------------

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED) (CONTINUED)

   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
INVESTMENTS IN HUNGARIAN
  COMMON STOCKS -- 10.4%
                  CHEMICALS -- 0.7%
         193,000  Borsodchem ...................................   $  2,443,511
                                                                   ------------
                  COMMERCIAL BANKS -- 3.8%
         337,400  OTP Bank .....................................     12,726,389
          25,000  OTP Bank (GDR) ...............................      1,897,500
                                                                   ------------
                                                                     14,623,889
                                                                   ------------
                  OIL, GAS & CONSUMABLE
                    FUELS -- 4.5%
         110,000  Mol Magyar Olaj-ES Gazipari ..................     11,055,139
          61,000  Mol Magyar Olaj-ES Gazipari
                    (GDR) ......................................      6,161,000
                                                                   ------------
                                                                     17,216,139
                                                                   ------------
                  PHARMACEUTICALS -- 1.4%
          30,000  Gedeon Richter ...............................      4,764,504
           4,300  Gedeon Richter (GDR) .........................        675,100
                                                                   ------------
                                                                      5,439,604
                                                                   ------------
                  Total Investments in Hungarian
                    Common Stocks
                    (cost $10,783,177) .........................     39,723,143
                                                                   ------------
INVESTMENTS IN CZECH REPUBLIC
  COMMON STOCKS -- 5.9%
                  COMMERCIAL BANKS -- 1.7%
           4,500  Komercni Banka ...............................        598,269
         139,996  Komercni Banka (GDR) .........................      6,061,827
                                                                   ------------
                                                                      6,660,096
                                                                   ------------
                  MULTI-UTILITIES -- 4.2%
         750,000  Ceske Energeticke Zavody .....................     15,932,658
                                                                   ------------
                  Total Investments in Czech
                    Republic Common Stocks
                    (cost $4,219,728) ..........................     22,592,754
                                                                   ------------
INVESTMENTS IN TURKISH
  COMMON STOCKS -- 12.5%
                  BUILDING PRODUCTS -- 0.5%
         518,568  Trakya Cam Sanayii ...........................      1,979,417
                                                                   ------------
                  COMMERCIAL BANKS -- 0.9%
         316,420  Denizbank* ...................................      1,423,053
         431,276  Finansbank* ..................................      1,890,701
                                                                   ------------
                                                                      3,313,754
                                                                   ------------



   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
                  DIVERSIFIED FINANCIAL
                    SERVICES -- 7.2%
       1,125,000  Akbank .......................................   $  6,250,000
         400,000  Haci Omer Sabanci Holding ....................      1,738,473
       2,166,356  Turkiye Garanti Bankasi* .....................      5,993,093
       1,956,000  Turkiye Is Bankasi ...........................     11,162,358
         550,000  Yapi Ve Kredi Bankasi* .......................      2,411,187
                                                                   ------------
                                                                     27,555,111
                                                                   ------------
                  FOOD & STAPLES
                    Retailing -- 0.3%
          53,200  Bim Birlesik Magazalar* ......................      1,156,085
                                                                   ------------
                  HOUSEHOLD
                    DURABLES -- 0.6%
         600,000  Vestel Elektronik Sanayi* ....................      2,335,601
                                                                   ------------
                  INDUSTRIAL
                    CONGLOMERATES -- 0.5%
         600,000  Dogan Sirketler Grubu Holdings*                     1,750,567
                                                                   ------------
                  OIL, GAS & CONSUMABLE
                    FUELS -- 0.8%
         200,000  Tupras-Turkiye Petrol
                    Rafinerileri ...............................      2,932,729
                                                                   ------------
                  WIRELESS
                    TELECOMMUNICATION
                    SERVICES -- 1.7%
       1,175,998  Turkcell Iletisim Hizmetleri .................      6,488,881
                                                                   ------------
                  Total Investments in Turkish Common Stocks
                    (cost $29,828,700)                               47,512,145
                                                                   ------------
INVESTMENTS IN AUSTRIAN
  COMMON STOCKS -- 3.1%
                  COMMERCIAL BANKS -- 3.1%
         196,740  Erste Bank Der Oester Spark ..................     10,043,774
          32,300  Raiffeisen International Bank
                    Holding* ...................................      1,826,405
                                                                   ------------
                                                                     11,870,179
                                                                   ------------
                  Total Investments in Austrian
                    Common Stocks
                    (cost $6,612,046) ..........................     11,870,179
                                                                   ------------

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED) (CONTINUED)


   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
INVESTMENTS IN DUTCH
  COMMON STOCKS -- 2.0%
                  BEVERAGES -- 0.2%
         23,000   Efes Breweries International
                    (GDR) ......................................   $    833,750
                                                                   ------------
                  FOOD & STAPLES
                    RETAILING -- 1.8%
         419,700  Pyaterochka Holding (GDR)* ...................      6,736,185
                                                                   ------------
                  Total Investments in Dutch
                    Common Stocks
                    (cost $5,913,905) ..........................      7,569,935
                                                                   ------------



   SHARES                 DESCRIPTION                                 VALUE
------------             -------------                             ------------
SECURITIES LENDING
  COLLATERAL -- 9.3%
      35,564,400  Scudder Daily Assets Fund
                    Institutional, 3.34%+++
                      (cost $35,564,400) .......................   $ 35,564,400
                                                                   ------------
                  Total Investments--105.7%
                    (cost $233,568,943) ........................   $402,779,725
                  Liabilities in excess of cash
                    and other assets--(5.7)% ...................    (21,689,052)
                                                                   ------------
                  NET ASSETS--100.0% ...........................   $381,090,673
                                                                   ------------

----------
  *      Non-income producing security.
  +      144A - Restricted to resale to institutional investors only.
 ++ All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $34,136,910, which is 9.0% of the net assets.
+++ Represents collateral held in connection with securities lending. Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management Inc. The rate shown is the annualized seven-day yield at period end.

Key
----------
         ADR -- American Depository Receipt
         GDR -- Global Depository Receipt
         SDR -- Swedish Depository Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Central Europe and Russia Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Central Europe and Russia Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005